Condensed Interim Statements of Cash Flows - CAD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating Activities
Net Income/(Loss)	$ 110,763	$ 8,189
Items not involving cash:
Gain on debt settlement	0	(53,371)
Interest expense on loan and convertible debentures	17,493	18,859
Share-based payment	58,661	0
Total items not involving cash	(34,609)	(26,593)
Changes in non-cash working capital
Receivable	(4,150)	120
Prepaids	(5,733)	(5,000)
Accounts payable and accrued liabilities		(69,066)
Due to related parties	12,762	6,472
Cash used in operating activities	(31,730)	(94,067)
Investing Activities
Purchase of mineral property interests	(5,510)	0
Cash used in investing activity	(5,510)	0
Financing Activities
Private placement, net of share issue costs	0	150,000
Share subscription received	19,000	0
Repayment of related party loan	0	(41,482)
Cash provided by financing activities	19,000	108,518
Net increase (decrease) in cash	(18,240)	14,451
Cash, beginning of period	18,304	122
Cash, end of period	$ 64	$ 14,573